Accrued expenses and other current liabilities	6 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	December 31, 2021	June 30, 2021
Consulting and professional fees	$317	$954
Research and development	459	—
Payroll and related benefits	3,516	3,493
Other	241	155
	$4,533	$4,602